Background (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Feb. 02, 2021	Jun. 30, 2022
Background (Details) [Line Items]
Initial public offering unit (in Shares)	4,819,277
Price per share unit (in Dollars per share)	$ 4.15
Description of warrant	Each unit consisted of one common share and one warrant to purchase one common share (the “Warrants”).
Net proceeds	$ 17.0
Expire term	5 years
Exercise price per share (in Dollars per share)	$ 4.15	$ 1.04
Additional purchase share (in Shares)	722,891
Additional warrants share (in Shares)	722,891
Warrant offering per share (in Dollars per share)	$ 0.01
Warrant purchase common share (in Shares)	722,891
Accumulated deficit		$ 50.3
Operating loss		8.7
Cash and cash equivalents		1.4
Fund operations		$ 1.5
Going concern term		1 year
Potential funding		$ 18.5
Going Concern [Member]
Background (Details) [Line Items]
Going concern term		1 year
Background [Member]
Background (Details) [Line Items]
Exercise price per share (in Dollars per share)	$ 4.15